Document and Entity Information	Feb. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2023
Entity File Number	001-34835
Entity Registrant Name	Envestnet, Inc.
Entity Central Index Key	0001337619
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1409613
Entity Address, Address Line One	1000 Chesterbrook Boulevard, Suite 250
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	312
Local Phone Number	827-2800
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	ENV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false